Income Taxes (Unrecognized Tax Benefits) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Mar. 31, 2015	Aug. 14, 2013	Dec. 31, 2012
Income Tax Contingency [Line Items]
Income Tax Examination, Liability (Refund) Adjustment from Settlement with Taxing Authority	$ 1,100			$ 2,400	$ 4,200
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Unrecognized tax benefit, beginning of year		$ 30,198	$ 37,059			$ 38,423
Tax positions related to current year	0	487	562
Tax positions related to prior years	0	0	138
Unrecognized Tax Benefits, Decrease Resulting from Deconsolidation	0	6,221	0
Tax positions related to the Deconsolidation of Borgata	(27,716)	(30)	(2,064)
Unrecognized Tax Benefits, Reduction Resulting from Lapse of Applicable Statute of Limitations	0		0
Settlement with taxing authorities	0		0
Unrecognized tax benefits	2,482	30,198	37,059
Income tax penalties and interest expense	100	6,200	$ 1,200
Income tax penalties and interest accrued	700	7,200
Unrecognized Tax Benefits, Decreases Resulting from Settlements with Taxing Authorities, Portion Which Affected Effective Tax Rate		19,500
Internal Revenue Service (IRS)
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Unrecognized tax benefits that would impact effective tax rate	2,500
Current year [Member]
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Unrecognized Tax Benefits, Reduction Resulting from Lapse of Applicable Statute of Limitations		1,097
Settlement with taxing authorities		0
All years [Member]
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Settlement with taxing authorities		$ (27,700)
Minimum
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Estimated decrease in recognized tax beneifts over next 12 months, minimum	$ 200